Transactions and Balances with Related Parties (Tables)	12 Months Ended
Dec. 31, 2023
Transactions and Balances with Related Parties [Abstract]
Schedule of Balances with Related Parties	The following table details balances payable to related parties:
	As of December 31,	As of December 31,
	2023	2022
Trade payables and accrued liabilities
Directors’ remuneration	112	1,522
Director and senior management incentive plan	1,567	95
	1,679	1,617

Schedule of Consolidated Statements of Profit or Loss and Comprehensive Profit and Loss	The transactions described above were incurred in the normal course of operations. These transactions are included in the consolidated statements of profit or loss and comprehensive profit or loss as follows:
	Year ended December 31,
	2023	2022
General and administrative expenses	—	(2,733)
Net financial expenses	—	(70)
	—	(2,803)

Schedule of Compensation of Key Management and Directors	The Company considers its Directors, Chief Officers and Vice Presidents to be key management personnel. The remuneration paid to directors and other members of key management personnel, to the extent that they are not included in the consulting agreements described above are as follows:
	Year ended December 31,
	2023	2022
Short-term benefits	1,520	48
Termination payments	—	1,466
Share-based payments	9,169	19,077
	10,689	20,591